RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended												2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 10, 2021	Feb. 12, 2020	Oct. 10, 2019	Jul. 31, 2021	Feb. 28, 2021	Feb. 22, 2021	Dec. 31, 2020	Dec. 21, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	May 28, 2020	Apr. 30, 2020	Apr. 27, 2020	Feb. 26, 2020	May 31, 2020	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 02, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Monthly rent expense																					$ 2,900
Security deposit				$ 47,682					$ 17,800								$ 47,682		$ 47,682		17,800	$ 5,000
Rent expenses																	10,500		31,500		37,200	34,800
Payment for rent																	7,453		23,177		24,788
Revenue from customer																					95,455	71,650
Issuance of common stock	60,000			240,000	50,000		25,000
Share Price	$ 0.167
Bonus																								$ 37,500
Share based compensation																			8,346,391	$ 5,468,967	9,914,499	$ 727,412
Mari Luna [Member]
Related Party Transaction [Line Items]
Monthly rent expense																			3,500
Security deposit				$ 5,000													5,000		5,000				$ 11,000
Management Services Organization [Member]
Related Party Transaction [Line Items]
Proceed from sale of products																	173,000		665,000
Republic Asset Holdings L L C [Member]
Related Party Transaction [Line Items]
Sale of stock						1,818,181
Share Price						$ 0.055
Purchase price																			100,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Share based compensation																		$ 5,721,000
Funding Facility [Member]
Related Party Transaction [Line Items]
Debt conversion, shares issued		40,000,000
Second Lease Agreement [Member]
Related Party Transaction [Line Items]
Monthly rent expense									6,500
Security deposit				11,000													11,000		11,000
Rent expenses																	19,500		58,500
Second Lease Agreement [Member]
Related Party Transaction [Line Items]
Monthly rent expense									6,500
Security deposit									11,000												11,000
Mr Bothwell [Member]
Related Party Transaction [Line Items]
Number of cashless warrants granted															7,500,000
Warrant exercise price per share															$ 0.028
Due to related party									1,965												1,965
Common stock granted								15,000,000
Issuance of common stock							47,675,000
Bonus granted								$ 50,000
Mr Bothwell [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock granted								15,000,000
Issuance of common stock							47,675,000
Bonus								$ 50,000
Albert Mitrani [Member]
Related Party Transaction [Line Items]
Accrued salary				261,537					216,436								261,537		261,537		216,436
Dr Mari Mitrani [Member]
Related Party Transaction [Line Items]
Accrued salary				287,555					233,655								287,555		287,555		233,655
Common stock granted								15,000,000
Issuance of common stock							47,675,000
Bonus granted								$ 50,000
Dr Mari Mitrani [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock granted								15,000,000
Issuance of common stock							47,675,000
Bonus								$ 50,000
Ian Bothwell [Member]
Related Party Transaction [Line Items]
Accrued salary				$ 756,078					649,407								756,078		$ 756,078		649,407
Dr George Shapiro [Member]
Related Party Transaction [Line Items]
Accrued consulting fees									$ 54,833												$ 54,833
Dr Allen Meglin [Member]
Related Party Transaction [Line Items]
Sale of stock									625,000	422,514	1,166,666			5,000,000		11,000,000
Sale of stock, price per share									$ 0.08	$ 0.10	$ 0.03			$ 0.02		$ 0.02				$ 0.03	$ 0.08
Purchase price									$ 127,251					$ 100,000		$ 220,000
Common stock granted								1,000,000
Share based compensation																					$ 195,869
Dr Allen Meglin [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock granted								1,000,000
Mr Carbonara [Member]
Related Party Transaction [Line Items]
Common stock granted								1,000,000
Mr Carbonara [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock granted								1,000,000
Mr Carbonara [Member] | Funding Facility [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt			$ 500,000
Debt conversion, shares issued			40,000,000
Chief Medical Officer [Member]
Related Party Transaction [Line Items]
Common stock granted															5,000,000
Compensation															$ 82,250
Issuance of common stock																			500,000
Share based compensation																			$ 82,250
Consulting fees																			27,000
Mr Zucker [Member]
Related Party Transaction [Line Items]
Issuance of common stock													736,808
Shares issued, price per share													$ 0.022
Distributor [Member]
Related Party Transaction [Line Items]
Common stock granted												3,000,000
Share Price												$ 0.115
Share based compensation												$ 345,000
Mr Mitrani [Member]
Related Party Transaction [Line Items]
Common stock granted								15,000,000
Issuance of common stock							47,675,000
Share based compensation																			5,721,000
Bonus granted								$ 50,000
Mr Mitrani [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock granted								15,000,000
Issuance of common stock							47,675,000
Bonus								$ 50,000
Director [Member]
Related Party Transaction [Line Items]
Share Price													$ 0.022
Proceed from sale of products																	$ 25,200		$ 71,500
Share based compensation																					$ 16,210